Basic and Diluted Net (Loss)/Profit per Share (Tables)	12 Months Ended
Dec. 31, 2025
Basic and Diluted Net (Loss)/Profit per Share
Summary of basic and diluted loss per share

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Basic and diluted net (loss)/profit per share calculation
Numerator:
Net (loss)/profit attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(60,315)	4,997	57,890
Denominator:
Weighted-average ordinary shares outstanding-basic	555,466,061	573,782,783	611,714,837
Effect of diluted securities
Share option and RSU	—	17,224,018	2,092,417
Weighted-average ordinary shares outstanding-diluted	—	591,006,801	613,807,254
Net (loss)/profit per share attributable to ordinary shareholders:
Basic	(0.11)	0.01	0.09
Diluted	(0.11)	0.01	0.09